Annual Operating Expenses {- Freedom 2065 Portfolio} - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-09 - Freedom 2065 Portfolio	Apr. 30, 2021
Initial Class
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Acquired fund fees and expenses	0.67%
Total annual operating expenses	0.67%	[1]
Service Class
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	none
Acquired fund fees and expenses	0.67%
Total annual operating expenses	0.77%	[1]
Service Class 2
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none
Acquired fund fees and expenses	0.67%
Total annual operating expenses	0.92%	[1]

[1]	(a)Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.